Loans - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 2,505,851	$ 625,310	$ 2,458,828
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	2,523,732	550,571	359,371
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(17,677)	(8,700)	241,853
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(934)	(5,156)	52,731
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	154,387	149,014	22,205
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	2,387,956	415,413	42,582
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(8,230)	1,585	2,038,953
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(8,230)	1,585	2,038,953
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(9,651)	73,154	60,504
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	9,285	15,493	11,482
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ (18,936)	$ 57,661	$ 49,022